UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Courtney R. Taylor

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio

December 31, 2012 unaudited

Bonds & notes — 94.76%	Principal amount (000)	Value (000)

EUROS — 14.01%
German Government 2.50% 2014	€13,000	US$ 17,921
German Government 4.25% 2014	20,080	28,197
German Government, Series 4, 3.75% 2015	6,000	8,518
German Government 1.50% 2016[1]	50,880	74,994
German Government, Series 159, 2.00% 2016	20,750	29,090
German Government, Series 6, 4.00% 2016	10,175	15,263
German Government, Series 6, 3.75% 2017	7,175	10,826
German Government 4.25% 2017	42,250	65,801
German Government, Series 7, 4.00% 2018	83,015	129,398
German Government 1.75% 2020[1]	33,182	53,294
German Government 3.00% 2020	12,685	19,325
German Government 6.25% 2024	17,396	34,243
German Government 5.625% 2028	1,075	2,119
German Government 6.25% 2030	15,220	32,488
German Government, Series 00, 5.50% 2031	15,275	30,866
German Government, Series 8, 4.75% 2040	7,150	14,632
German Government 3.25% 2042	11,035	18,171
Spanish Government 3.80% 2017	51,150	67,459
Spanish Government 5.50% 2017	84,190	117,839
Spanish Government 5.50% 2021	45,200	61,269
Spanish Government 4.20% 2037	21,475	22,761
Italian Government 4.75% 2017	57,535	81,115
Italian Government 4.75% 2017	31,400	44,165
Italian Government 5.50% 2022	15,700	22,496
Italian Government 5.00% 2040	17,700	23,409
Austrian Government, Series 2, 4.65% 2018	74,675	117,995
Irish Government 5.50% 2017	19,200	27,759
Irish Government 5.90% 2019	10,000	14,548
Irish Government 5.00% 2020	36,500	50,071
Netherlands Government Eurobond 4.25% 2013	34,000	45,878
Netherlands Government Eurobond 4.50% 2017	11,000	17,166
Netherlands Government Eurobond 3.75% 2042	12,500	21,836
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 2013[2]	25,500	33,711
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[2]	28,800	43,141
Koninklijke KPN NV 3.75% 2020	17,600	24,561
Koninklijke KPN NV 3.25% 2021	11,050	14,629
Koninklijke KPN NV 4.50% 2021	5,800	8,331
Belgium Kingdom 3.00% 2019	20,850	30,436
Belgium Kingdom, Series 60, 4.25% 2041	4,825	7,828
Barclays Bank PLC 4.00% 2019[2]	12,450	19,313
Barclays Bank PLC 6.00% 2021	11,975	17,913
Portuguese Government 4.95% 2023	15,750	17,799
Portuguese Government 4.10% 2037	18,675	16,555
Hungarian Government 5.75% 2018	7,500	10,322
Hungarian Government 6.00% 2019	8,750	12,170
Hungarian Government 3.875% 2020	4,000	4,914
Veolia Environnement 4.375% 2017	5,200	7,755
Veolia Environnement 6.125% 2033	6,615	11,369
HSBC Holdings PLC 6.00% 2019	10,975	17,576
HSBC Bank PLC 4.00% 2021	1,000	1,544
Royal Bank of Scotland PLC 6.00% 2013	960	1,286
Royal Bank of Scotland PLC 6.934% 2018	9,995	14,937
KfW 4.375% 2013	11,875	16,198
Greek Government 2.00%/3.00% 2023[3]	875	575
Greek Government 2.00%/3.00% 2024[3]	875	533
Greek Government 2.00%/3.00% 2025[3]	875	524
Greek Government 2.00%/3.00% 2026[3]	875	521
Greek Government 2.00%/3.00% 2027[3]	875	514
Greek Government 2.00%/3.00% 2028[3]	875	492
Greek Government 2.00%/3.00% 2029[3]	875	476
Greek Government 2.00%/3.00% 2030[3]	875	460
Greek Government 2.00%/3.00% 2031[3]	875	453
Greek Government 2.00%/3.00% 2032[3]	875	453
Greek Government 2.00%/3.00% 2033[3]	875	445
Greek Government 2.00%/3.00% 2034[3]	875	446
Greek Government 2.00%/3.00% 2035[3]	875	442
Greek Government 2.00%/3.00% 2036[3]	2,625	1,315
Greek Government 2.00%/3.00% 2037[3]	2,975	1,490
Greek Government 2.00%/3.00% 2038[3]	1,775	888
Greek Government 2.00%/3.00% 2039[3]	875	441
Greek Government 2.00%/3.00% 2040[3]	3,525	1,757
Greek Government 2.00%/3.00% 2041[3]	5,925	2,946
Greek Government 2.00%/3.00% 2042[3]	1,775	882
Merrill Lynch & Co., Inc. 4.625% 2018	10,371	14,459
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	10,500	14,275
HBOS PLC 4.375% 2019[4]	885	1,084
Lloyds TSB Bank PLC 6.50% 2020	8,400	12,697
European Investment Bank 4.75% 2017	8,490	13,421
Assicurazioni Generali SpA 10.125% 2042	7,600	11,981
Schering-Plough Corp. 5.375% 2014	8,105	11,603
National Grid Transco PLC 5.00% 2018	3,275	5,152
National Grid Transco PLC 4.375% 2020	4,000	6,168
AT&T Inc. 6.125% 2015	7,500	11,112
Canadian Government 3.50% 2020	7,000	10,987
Iberdrola Finanzas, SAU 7.50% 2015	7,000	10,636
Wal-Mart Stores, Inc. 4.875% 2029	6,000	10,240
Anheuser-Busch InBev NV 8.625% 2017	5,730	9,958
Daimler AG, Series 6, 4.125% 2017	6,350	9,375
Standard Chartered Bank 5.875% 2017	6,000	9,266
Finland (Republic of) 3.875% 2017	5,890	9,017
Skandinaviska Enskilda 5.50% 2014	4,000	5,631
Skandinaviska Enskilda 4.25% 2018	1,500	2,258
Bank Nederlandse Gemeenten 3.75% 2014	5,560	7,661
UBS AG 6.00% 2018	4,500	7,342
Deutsche Telekom International Finance BV 7.50% 2033	3,375	6,987
Volvo Treasury AB 5.00% 2017	4,500	6,812
French Government 0.75% 2014	600	802
French Government 8.50% 2023	2,600	5,501
Roche Holdings, Inc. 5.625% 2016	3,400	5,190
France Télécom 5.625% 2018	3,000	4,778
Telecom Italia SpA 7.75% 2033	3,000	4,603
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,449
Shell International Finance BV 4.50% 2016	3,000	4,440
Gas Natural SGD, SA 4.125% 2018	2,750	3,858
Novartis Finance SA, 4.25% 2016	2,500	3,707
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,069
CRH Finance BV 7.375% 2014[4]	2,125	3,057
BMW Group 3.875% 2017	2,000	2,938
Bouygues SA 4.375% 2014	2,000	2,812
Red Eléctrica Financiaciones, SAU 4.75% 2018	1,800	2,589
Bulgaria (Republic of) 7.50% 2013	1,638	2,170
Bulgaria (Republic of) 7.50% 2013	250	331
AXA SA 4.50% 2015	1,350	1,916
Banque Centrale de Tunisie 6.25% 2013	1,350	1,795
Wind Acquisition SA 7.375% 2018	925	1,244
		1,936,624

JAPANESE YEN — 9.95%
Japanese Government, Series 248, 0.70% 2013	¥ 2,050,000	23,692
Japanese Government, Series 77, 1.00% 2013	870,000	10,106
Japanese Government, Series 317, 0.10% 2014	825,000	9,523
Japanese Government, Class 4, 0.50% 2015[1]	1,336,650	15,832
Japanese Government, Series 269, 1.30% 2015	26,954,300	319,473
Japanese Government, Series 284, 1.70% 2016	10,408,700	127,604
Japanese Government, Series 281, 2.00% 2016	1,415,000	17,401
Japanese Government, Series 104, 0.20% 2017	300,000	3,471
Japanese Government, Series 14, 1.20% 2017[1]	1,264,368	15,948
Japanese Government, Series 289, 1.50% 2017	2,993,000	36,811
Japanese Government, Series 296, 1.50% 2018	3,781,850	46,780
Japanese Government, Series 299, 1.30% 2019	18,252,500	223,790
Japanese Government, Series 305, 1.30% 2019	440,000	5,379
Japanese Government, Series 310, 1.00% 2020	24,904,850	298,328
Japanese Government, Series 315, 1.20% 2021	2,165,000	26,237
Japanese Government, Series 321, 1.00% 2022	565,000	6,697
Japanese Government, Series 4, 2.90% 2030	745,000	10,298
Japanese Government, Series 136, 1.60% 2032	2,101,000	23,826
Japanese Government, Series 21, 2.30% 2035	8,435,000	105,698
Japanese Government, Series 29, 2.40% 2038	1,828,950	23,318
Japanese Government, Series 36, 2.00% 2042	1,430,000	16,683
European Investment Bank 1.40% 2017	721,700	8,737
		1,375,632

SWEDISH KRONOR — 4.62%
Swedish Government, Series 1041, 6.75% 2014	SKr 22,080	3,665
Swedish Government 3.50% 2015[1]	39,131	6,651
Swedish Government, Series 1049, 4.50% 2015	633,370	106,573
Swedish Government, Series 3107, 0.50% 2017[1]	38,354	6,062
Swedish Government, Series 1051, 3.75% 2017	1,146,810	198,352
Swedish Government, Series 105, 4.25% 2019	458,000	83,236
Swedish Government, Series 1047, 5.00% 2020	219,100	42,714
Swedish Government 4.00% 2020[1]	57,637	11,655
Swedish Government, Series 105, 3.50% 2022	701,820	126,448
Swedish Government, Series 3104, 3.50% 2028[1]	197,006	45,950
Nordea Hypotek AB 4.00% 2014[2]	45,800	7,319
		638,625

MEXICAN PESOS — 4.41%
United Mexican States Government, Series M, 7.00% 2014	MXN260,000	20,862
United Mexican States Government, Series MI10, 9.50% 2014	285,000	24,036
United Mexican States Government, Series M10, 8.00% 2015	142,500	11,952
United Mexican States Government, Series M, 6.25% 2016	832,300	67,131
United Mexican States Government, Series M10, 7.25% 2016	860,000	71,939
United Mexican States Government 5.00% 2016[1]	68,217	5,972
United Mexican States Government, Series M, 5.00% 2017	522,000	40,260
United Mexican States Government, Series M10, 7.75% 2017	966,400	83,405
United Mexican States Government 3.50% 2017[1]	257,761	22,172
United Mexican States Government 4.00% 2019[1]	73,089	6,649
United Mexican States Government, Series M, 8.00% 2020	618,000	56,344
United Mexican States Government, Series M, 6.50% 2021	1,037,500	87,142
United Mexican States Government, Series M20, 10.00% 2024	252,500	27,382
United Mexican States Government, Series M30, 10.00% 2036	560,000	62,751
United Mexican States Government 4.00% 2040[1]	203,700	20,650
América Móvil, SAB de CV 8.46% 2036	15,000	1,283
		609,930

POLISH ZLOTY — 4.26%
Polish Government, Series 0414, 5.75% 2014	PLN390,875	130,558
Polish Government, Series 1017, 5.25% 2017	685,750	241,668
Polish Government, Series 1020, 5.25% 2020	102,550	37,229
Polish Government, Series 1021, 5.75% 2021	323,000	121,313
Polish Government 5.75% 2022	155,350	58,882
		589,650

SOUTH KOREAN WON — 2.88%
South Korean Government 3.75% 2013	KRW 30,000,000	28,147
South Korean Government, Series 1703, 3.50% 2017	63,200,000	60,396
South Korean Government 5.50% 2017	243,788,100	253,065
South Korean Government 5.75% 2018	49,999,410	53,427
South Korean Government, Series 2106, 4.25% 2021	2,880,000	2,916
		397,951

BRITISH POUNDS — 2.87%
United Kingdom 2.00% 2016	£ 9,130	15,513
United Kingdom 1.20% 2017[1]	6,431	12,082
United Kingdom 3.75% 2020	21,690	41,218
United Kingdom 4.75% 2020	4,885	9,806
United Kingdom 2.50% 2020[1]	3,933	8,234
United Kingdom 3.75% 2021	42,400	80,926
United Kingdom 8.00% 2021	2,300	5,673
United Kingdom 1.75% 2022	17,000	27,468
United Kingdom 1.875% 2022[1]	11,416	24,056
United Kingdom 5.00% 2025	4,000	8,581
United Kingdom 4.75% 2030	10,870	23,162
United Kingdom 4.125% 2030[1]	2,719	7,985
United Kingdom 4.25% 2040	15,550	30,898
United Kingdom 0.625% 2042[1]	2,111	4,074
United Kingdom 4.25% 2055	700	1,416
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	12,600	21,748
Telecom Italia SpA 6.375% 2019	3,000	5,286
RSA Insurance Group PLC 9.375% 2039[4]	1,733	3,621
RSA Insurance Group PLC 8.50% (undated)[4]	9,759	17,279
France Télécom 5.00% 2016	10,600	18,814
Deutsche Telekom International Finance BV 6.50% 2022	4,450	9,074
BNP Paribas 3.50% 2016	3,488	6,009
Tesco PLC 5.50% 2033	2,640	4,905
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2,5]	2,400	3,353
Time Warner Cable Inc. 5.75% 2031	1,375	2,648
Wal-Mart Stores, Inc. 5.625% 2034	950	1,986
General Electric Capital Corp. 5.625% 2031	750	1,415
		397,230

NORWEGIAN KRONER — 1.67%
Norwegian Government 5.00% 2015	NKr250,000	US$ 48,680
Norwegian Government 4.25% 2017	765,310	153,734
Norwegian Government 4.50% 2019	135,430	28,473
		230,887

CANADIAN DOLLARS — 1.29%
Canadian Government 2.00% 2014	C$21,750	22,221
Canadian Government 2.00% 2014	5,000	5,079
Canadian Government 4.50% 2015	21,450	23,268
Canadian Government 2.00% 2016	3,500	3,601
Canadian Government 4.25% 2018	2,000	2,304
Canadian Government 3.25% 2021	25,860	29,105
Canadian Government 4.25% 2021[1]	6,461	9,168
Canadian Government 8.00% 2023	1,000	1,587
Canadian Government 5.75% 2029	1,250	1,867
Canadian Government 5.00% 2037	2,000	2,974
Canada Housing Trust 4.10% 2018	1,500	1,705
Canada Housing Trust 3.35% 2020	23,000	25,276
Province of Ontario, Series HC, 9.50% 2022	2,000	3,129
Province of Ontario 4.60% 2039	9,500	11,472
Province of Manitoba 4.25% 2018	8,500	9,533
Province de Québec 5.25% 2013	2,000	2,071
Province de Québec 9.375% 2023	2,000	3,124
Hydro One Inc. 5.49% 2040	4,000	5,172
Rogers Communications Inc. 5.80% 2016	3,500	3,916
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	2,176
Bank of Nova Scotia 5.04% 2013	2,000	2,031
Toronto-Dominion Bank 4.854% 2013	2,000	2,018
Thomson Reuters Corp. 5.70% 2015	1,750	1,927
Bank of Montreal 5.18% 2015	1,750	1,899
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,303
Province of New Brunswick 6.75% 2017	750	910
		178,836

HUNGARIAN FORINTS — 1.04%
Hungarian Government, Series 17/A, 6.75% 2017	HUF11,718,500	55,219
Hungarian Government, Series 19/A, 6.50% 2019	2,094,600	9,825
Hungarian Government, Series 22A, 7.00% 2022	16,100,000	78,245
		143,289

BRAZILIAN REAIS — 1.02%
Brazil (Federal Republic of) 6.00% 2015[1]	BRL10,999	5,937
Brazil (Federal Republic of) 6.00% 2016[1]	7,147	4,024
Brazil (Federal Republic of) 10.00% 2017	69,430	35,787
Brazil (Federal Republic of) 6.00% 2017[1]	60,903	34,293
Brazil (Federal Republic of) 6.00% 2018[1]	6,931	4,039
Brazil (Federal Republic of) 6.00% 2020[1]	38,985	23,291
Brazil (Federal Republic of) Global 8.50% 2024	11,000	6,568
Brazil (Federal Republic of) Global 10.25% 2028	11,120	7,183
Brazil (Federal Republic of) 6.00% 2045[1]	29,698	20,053
		141,175

TURKISH LIRA — 0.99%
Turkey (Republic of) 4.00% 2015[1]	TRY21,140	13,020
Turkey (Republic of) 4.50% 2015[1]	7,701	4,816
Turkey (Republic of) 9.00% 2016	6,900	4,179
Turkey (Republic of) 10.50% 2020	62,250	42,767
Turkey (Republic of) 3.00% 2021[1]	30,437	19,956
Turkey (Republic of) 9.50% 2022	78,220	52,682
		137,420

ISRAELI SHEKELS — 0.88%
Israeli Government 4.50% 2015	ILS 61,440	US$ 17,333
Israeli Government, Series 0547, 5.00% 2015[1]	27,775	8,418
Israeli Government, Series 2683, 6.50% 2016	15,400	4,663
Israeli Government 5.50% 2017	256,695	77,133
Israeli Government 5.50% 2022	14,000	4,286
Israeli Government 4.25% 2023	33,300	9,215
		121,048

MALAYSIAN RINGGITS — 0.86%
Malaysian Government, Series 0204, 5.094% 2014	MYR 71,125	23,877
Malaysian Government, Series 0207, 3.814% 2017	105,000	35,189
Malaysian Government, Series 0210, 4.012% 2017	140,500	47,500
Malaysian Government, Series 0203, 4.24% 2018	35,000	11,963
		118,529

SINGAPORE DOLLARS — 0.69%
Singapore (Republic of) 3.75% 2016	S$97,010	89,517
Singapore (Republic of) 4.00% 2018	2,800	2,733
Singapore (Republic of) 3.25% 2020	3,300	3,131
		95,381

PHILIPPINE PESOS — 0.65%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP 512,330	13,162
Philippines (Republic of), Series 751, 5.00% 2018	135,000	3,459
Philippines (Republic of) 4.95% 2021	394,000	10,615
Philippines (Republic of) 6.375% 2022	1,719,551	49,180
Philippines (Republic of) 6.25% 2036	483,000	14,065
		90,481

AUSTRALIAN DOLLARS — 0.61%
Queensland Treasury Corp., Series 15, 6.00% 2015	A$23,139	25,931
Queensland Treasury Corp., Series 17, 6.00% 2017	22,437	25,996
New South Wales Treasury Corp., Series 14, 5.50% 2014	16,862	18,225
Australian Government, Series 118, 6.50% 2013	750	789
Australian Government 4.00% 2020[1]	6,961	9,097
Australian Government, Series 133, 5.50% 2023	3,500	4,338
Australian Government, Series 136, 4.75% 2027	500	584
		84,960

SOUTH AFRICAN RAND — 0.39%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR100,000	12,652
South Africa (Republic of), Series R-209, 6.25% 2036	29,910	2,867
South Africa (Republic of), Series R-214, 6.50% 2041	397,090	38,638
		54,157

RUSSIAN RUBLES — 0.38%
JPMorgan Chase & Co. 7.50% 2018[4]	RUB1,573,000	52,150

CHILEAN PESOS — 0.34%
Chilean Government 5.50% 2020	CLP 8,140,000	19,043
Chilean Government 6.00% 2021	12,650,000	27,375
		46,418

URUGUAYAN PESOS — 0.15%
Uruguay (Republic of) 5.00% 2018[1]	UYU 46,357	2,888
Uruguay (Republic of) 4.25% 2027[1,2]	8,792	553
Uruguay (Republic of) 4.375% 2028[1,2]	252,060	15,829
Uruguay (Republic of) 3.70% 2037[1,2]	16,097	953
		20,223

COLOMBIAN PESOS — 0.11%
Colombia (Republic of) Global 12.00% 2015	COP22,000,000	US$ 15,173

PERUVIAN NUEVOS SOLES — 0.06%
Peru (Republic of) 7.84% 2020	PEN8,575	4,242
Peru (Republic of) 5.20% 2023	4,825	2,068
Peru (Republic of) 8.20% 2026	2,900	1,597
		7,907

U.S. DOLLARS — 40.63%
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	US$ 7,000	7,029
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	6,989	7,149
Fannie Mae 2.50% 2022[2]	14,425	15,145
Fannie Mae 4.00% 2024[2]	1,406	1,507
Fannie Mae 4.00% 2024[2]	1,336	1,431
Fannie Mae 3.50% 2025[2]	6,633	7,042
Fannie Mae 4.00% 2025[2]	1,652	1,770
Fannie Mae, Series 2001-4, Class GA, 9.631% 2025[2,4]	7	8
Fannie Mae 3.50% 2026[2]	2,232	2,404
Fannie Mae 6.00% 2026[2]	424	473
Fannie Mae 2.50% 2027[2]	27,495	28,906
Fannie Mae 2.50% 2027[2]	13,913	14,564
Fannie Mae 2.50% 2027[2]	9,861	10,322
Fannie Mae 2.50% 2027[2]	8,674	9,079
Fannie Mae 2.50% 2027[2]	7,889	8,258
Fannie Mae 2.50% 2027[2]	6,749	7,065
Fannie Mae 2.50% 2027[2]	4,532	4,744
Fannie Mae 2.50% 2027[2]	2,344	2,461
Fannie Mae 2.50% 2027[2]	2,198	2,301
Fannie Mae 2.50% 2027[2]	1,573	1,649
Fannie Mae 3.00% 2027[2]	5,403	5,754
Fannie Mae 3.00% 2027[2]	2,643	2,815
Fannie Mae 2.50% 2028[2]	76,390	79,899
Fannie Mae 3.00% 2028[2]	134,050	141,527
Fannie Mae 3.50% 2028[2]	50,460	53,543
Fannie Mae 5.50% 2033[2]	10,937	12,022
Fannie Mae 6.00% 2035[2]	366	403
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]	2,547	2,456
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[2]	646	728
Fannie Mae 6.00% 2037[2]	5,102	5,587
Fannie Mae 6.00% 2037[2]	4,209	4,609
Fannie Mae 6.00% 2037[2]	1,510	1,653
Fannie Mae 6.00% 2037[2]	553	605
Fannie Mae 6.00% 2037[2]	324	355
Fannie Mae 6.00% 2037[2]	243	266
Fannie Mae 5.338% 2038[2,4]	2,197	2,337
Fannie Mae 5.50% 2038[2]	3,952	4,297
Fannie Mae 5.50% 2038[2]	3,111	3,382
Fannie Mae 6.00% 2038[2]	12,876	14,099
Fannie Mae 6.00% 2038[2]	6,053	6,630
Fannie Mae 6.00% 2038[2]	2,630	2,877
Fannie Mae 6.00% 2038[2]	641	702
Fannie Mae 6.00% 2038[2]	109	120
Fannie Mae 3.518% 2039[2,4]	1,196	1,250
Fannie Mae 3.607% 2039[2,4]	877	921
Fannie Mae 3.80% 2039[2,4]	358	376
Fannie Mae 3.903% 2039[2,4]	399	420
Fannie Mae 3.904% 2039[2,4]	339	355
Fannie Mae 3.94% 2039[2,4]	359	376
Fannie Mae 3.956% 2039[2,4]	492	514
Fannie Mae 6.00% 2039[2]	21,465	23,503
Fannie Mae 6.00% 2039[2]	6,001	6,566
Fannie Mae 4.00% 2040[2]	8,299	9,124
Fannie Mae 4.00% 2040[2]	8,040	8,838
Fannie Mae 4.409% 2040[2,4]	2,481	2,646
Fannie Mae 4.50% 2040[2]	7,659	8,303
Fannie Mae 4.50% 2040[2]	5,833	6,323
Fannie Mae 4.50% 2040[2]	3,915	4,244
Fannie Mae 6.00% 2040[2]	5,174	5,666
Fannie Mae 6.00% 2040[2]	2,513	2,746
Fannie Mae 3.50% 2041[2]	1,666	1,778
Fannie Mae 3.578% 2041[2,4]	8,059	8,528
Fannie Mae 4.00% 2041[2]	18,206	20,015
Fannie Mae 4.00% 2041[2]	4,187	4,602
Fannie Mae 4.00% 2041[2]	2,878	3,163
Fannie Mae 4.00% 2041[2]	2,554	2,742
Fannie Mae 4.00% 2041[2]	2,087	2,240
Fannie Mae 4.50% 2041[2]	13,450	14,605
Fannie Mae 4.50% 2041[2]	11,339	12,617
Fannie Mae 4.50% 2041[2]	1,779	1,932
Fannie Mae 4.50% 2041[2]	328	365
Fannie Mae 5.00% 2041[2]	12,829	14,460
Fannie Mae 5.00% 2041[2]	4,735	5,337
Fannie Mae 3.50% 2042[2]	26,039	28,150
Fannie Mae 3.50% 2042[2]	19,726	21,124
Fannie Mae 3.50% 2042[2]	14,333	15,397
Fannie Mae 3.50% 2042[2]	9,490	10,242
Fannie Mae 3.00% 2043[2]	264,930	277,680
Fannie Mae 3.50% 2043[2]	150,715	160,729
Fannie Mae 4.00% 2043[2]	37,317	40,011
Fannie Mae 6.00% 2043[2]	40,718	44,478
Fannie Mae 6.50% 2047[2]	964	1,056
Fannie Mae 6.50% 2047[2]	441	484
Fannie Mae 6.50% 2047[2]	158	173
Fannie Mae 7.00% 2047[2]	552	617
Fannie Mae 6.50% 2048[2]	805	882
U.S. Treasury 2.00% 2013	22,600	22,973
U.S. Treasury 2.75% 2013	46,000	46,977
U.S. Treasury 2.75% 2013	24,875	24,981
U.S. Treasury 3.125% 2013	35,100	35,869
U.S. Treasury 3.625% 2013	4,200	4,254
U.S. Treasury 0.125% 2014	16,950	16,922
U.S. Treasury 0.25% 2014	8,000	8,005
U.S. Treasury 0.50% 2014	2,495	2,506
U.S. Treasury 1.25% 2014[6]	131,237	132,770
U.S. Treasury 1.875% 2014	35,000	35,770
U.S. Treasury 2.125% 2015	23,250	24,467
U.S. Treasury 0.875% 2016	805	816
U.S. Treasury 0.875% 2016	730	740
U.S. Treasury 1.00% 2016	3,271	3,333
U.S. Treasury 1.50% 2016	5,000	5,182
U.S. Treasury 1.75% 2016	5,000	5,223
U.S. Treasury 2.625% 2016	34,000	36,385
U.S. Treasury 5.125% 2016	21,500	24,864
U.S. Treasury 0.50% 2017	5,450	5,415
U.S. Treasury 0.625% 2017	18,945	18,919
U.S. Treasury 0.625% 2017	3,075	3,068
U.S. Treasury 0.75% 2017	3,927	3,948
U.S. Treasury 0.875% 2017	26,400	26,739
U.S. Treasury 1.00% 2017	46,285	47,101
U.S. Treasury 3.00% 2017	12,750	14,026
U.S. Treasury 2.375% 2018	10,250	11,096
U.S. Treasury 2.625% 2018	5,000	5,475
U.S. Treasury 3.50% 2018	7,500	8,537
U.S. Treasury 0.875% 2019	7,800	7,696
U.S. Treasury 1.625% 2022	58,666	57,962
U.S. Treasury 1.75% 2022	74,850	75,411
U.S. Treasury 6.00% 2026	20,175	29,153
U.S. Treasury 6.50% 2026	14,450	21,911
U.S. Treasury 5.50% 2028	11,800	16,645
U.S. Treasury 5.25% 2029	21,050	29,098
U.S. Treasury 4.375% 2039	9,000	11,668
U.S. Treasury 4.375% 2040	11,500	14,918
U.S. Treasury 4.625% 2040	6,000	8,079
U.S. Treasury 3.75% 2041	33,000	38,646
U.S. Treasury 4.75% 2041	9,360	12,859
U.S. Treasury 3.00% 2042	59,200	60,088
U.S. Treasury Inflation-Protected Security 0.625% 2013[1]	7,118	7,111
U.S. Treasury Inflation-Protected Security 1.875% 2013[1]	38,648	39,291
U.S. Treasury Inflation-Protected Security 2.00% 2014[1]	27,022	27,898
U.S. Treasury Inflation-Protected Security 1.875% 2015[1]	14,866	16,212
U.S. Treasury Inflation-Protected Security 0.125% 2017[1]	6,111	6,543
U.S. Treasury Inflation-Protected Security 2.375% 2017[1]	26,898	31,265
U.S. Treasury Inflation-Protected Security 1.375% 2018[1]	18,601	21,656
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	54,319	58,960
U.S. Treasury Inflation-Protected Security 3.375% 2032[1]	4,705	7,752
U.S. Treasury Inflation-Protected Security 2.125% 2040[1]	8,797	12,895
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	6,142	6,731
Freddie Mac 2.50% 2016	10,000	10,664
Freddie Mac 1.00% 2017	28,000	28,297
Freddie Mac 0.75% 2018	7,000	6,968
Freddie Mac 1.25% 2019	14,500	14,458
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	7,000	7,134
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	5,372	5,519
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	5,500	5,584
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	6,440	6,546
Freddie Mac 4.00% 2025[2]	4,141	4,379
Freddie Mac 4.50% 2035[2]	1,776	1,910
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	3,277	2,950
Freddie Mac 6.00% 2036[2]	949	1,044
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	656	596
Freddie Mac 5.50% 2038[2]	5,225	5,642
Freddie Mac 5.50% 2038[2]	1,180	1,277
Freddie Mac 6.00% 2038[2]	1,635	1,784
Freddie Mac 6.00% 2038[2]	273	298
Freddie Mac 3.747% 2039[2,4]	483	508
Freddie Mac 4.50% 2039[2]	3,778	4,056
Freddie Mac 4.50% 2039[2]	3,436	3,688
Freddie Mac 4.50% 2040[2]	441	475
Freddie Mac 4.00% 2041[2]	15,995	17,096
Freddie Mac 4.50% 2041[2]	19,185	20,594
Freddie Mac 4.50% 2041[2]	1,501	1,620
Freddie Mac 4.50% 2041[2]	27	29
Freddie Mac 4.50% 2042[2]	11,623	12,476
Freddie Mac 4.50% 2042[2]	5,574	5,984
Government National Mortgage Assn. 2.50% 2027[2]	6,322	6,660
Government National Mortgage Assn. 2.50% 2027[2]	2,927	3,090
Government National Mortgage Assn. 2.50% 2027[2]	1,638	1,730
Government National Mortgage Assn. 3.00% 2027[2]	6,213	6,648
Government National Mortgage Assn. 3.50% 2043[2]	50,200	54,557
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	18,700	22,797
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	1,310	1,823
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.55% 2039	2,720	3,919
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	7,770	11,408
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	13,850	19,973
JPMorgan Chase & Co. 3.45% 2016	15,800	16,788
JPMorgan Chase & Co. 4.35% 2021	20,350	22,774
JPMorgan Chase & Co. 4.625% 2021	7,504	8,562
JPMorgan Chase & Co. 3.25% 2022	4,000	4,123
Polish Government 6.375% 2019	22,460	28,086
Polish Government 5.125% 2021	11,400	13,549
Polish Government 5.00% 2022	3,000	3,550
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	975	1,046
Westfield Group 7.50% 2014[5]	4,115	4,479
Westfield Group 5.75% 2015[5]	710	793
Westfield Group 5.70% 2016[5]	6,300	7,198
Westfield Group 7.125% 2018[5]	13,880	17,116
Westfield Group 6.75% 2019[5]	5,250	6,508
Westfield Group 4.625% 2021[5]	3,630	4,068
Westfield Group 3.375% 2022[5]	1,850	1,903
Anheuser-Busch InBev NV 6.875% 2019	14,400	18,921
Anheuser-Busch InBev NV 7.75% 2019	9,595	12,822
Anheuser-Busch InBev NV 5.375% 2020	4,000	4,871
Anheuser-Busch InBev NV 2.50% 2022	2,710	2,729
Anheuser-Busch InBev NV 3.75% 2042	1,900	1,911
Prologis, Inc. 7.625% 2014	8,000	8,755
Prologis, Inc. 6.125% 2016	1,550	1,774
Prologis, Inc. 6.25% 2017	4,824	5,531
Prologis, Inc. 6.625% 2018	3,225	3,898
Prologis, Inc. 6.625% 2019	2,890	3,446
Prologis, Inc. 7.375% 2019	6,280	7,791
Prologis, Inc. 6.875% 2020	7,235	8,764
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 2045[2,4]	4,720	5,447
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,5]	6,750	7,266
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,5]	8,500	9,234
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.728% 2049[2,4]	12,530	14,755
Turkey (Republic of) 5.625% 2021	5,700	6,797
Turkey (Republic of) 6.25% 2022	11,370	14,201
Turkey (Republic of) 8.00% 2034	2,200	3,305
Turkey (Republic of) 6.75% 2040	8,080	10,999
Murray Street Investment Trust I 4.647% 2017	11,900	12,880
Goldman Sachs Group, Inc. 5.25% 2021	5,150	5,875
Goldman Sachs Group, Inc. 5.75% 2022	12,520	14,813
Goldman Sachs Group, Inc. 6.25% 2041	1,160	1,424
AbbVie Inc. 1.75% 2017[5]	2,780	2,812
AbbVie Inc. 2.90% 2022[5]	11,020	11,233
AbbVie Inc. 4.40% 2042[5]	19,160	20,390
CEMEX Finance LLC 9.50% 2016	9,925	10,843
CEMEX Finance LLC 9.50% 2016[5]	2,200	2,403
CEMEX España, SA 9.25% 2020[5]	12,799	14,015
CEMEX Finance LLC 9.375% 2022[5]	4,060	4,588
Comcast Corp. 5.30% 2014	3,000	3,148
Comcast Corp. 6.30% 2017	1,480	1,817
Comcast Corp. 5.875% 2018	3,255	3,925
Comcast Corp. 3.125% 2022	5,750	5,996
Comcast Corp. 6.95% 2037	5,035	6,833
Comcast Corp. 6.40% 2038	1,750	2,238
Comcast Corp. 6.40% 2040	2,150	2,787
Comcast Corp. 4.65% 2042	4,025	4,247
Citigroup Inc. 4.75% 2015	9,000	9,707
Citigroup Inc. 4.45% 2017	10,100	11,196
Citigroup Inc. 6.125% 2018	618	741
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[4]	3,500	3,549
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[4]	3,300	3,345
Transocean Inc. 5.05% 2016	6,000	6,685
Transocean Inc. 2.50% 2017	1,545	1,562
Transocean Inc. 6.375% 2021	11,155	13,567
Transocean Inc. 3.80% 2022	6,525	6,694
Petrobras International Finance Co. 5.75% 2020	4,480	5,118
Petrobras International Finance Co. 5.375% 2021	17,090	19,308
Petrobras International Finance Co. 6.875% 2040	2,100	2,682
Petrobras International Finance Co. 6.75% 2041	1,000	1,269
United Mexican States Government Global 5.95% 2019	8,920	11,016
United Mexican States Government Global, Series A, 5.125% 2020	3,000	3,600
United Mexican States Government Global, Series A, 6.05% 2040	7,520	10,122
United Mexican States Government Global, Series A, 5.75% 2110	3,000	3,630
Gazprom OJSC 5.092% 2015[5]	4,675	5,020
Gazprom OJSC 5.999% 2021[5]	3,900	4,520
Gazprom OJSC 5.999% 2021	2,250	2,608
Gazprom OJSC, Series 9, 6.51% 2022	2,650	3,173
Gazprom OJSC 7.288% 2037[5]	5,900	7,713
Gazprom OJSC 7.288% 2037	4,030	5,268
Deutsche Telekom International Finance BV 5.875% 2013	1,880	1,942
Deutsche Telekom International Finance BV 3.125% 2016[5]	2,715	2,873
Deutsche Telekom International Finance BV 9.25% 2032	14,640	23,400
International Business Machines Corp. 0.75% 2015	12,900	12,986
International Business Machines Corp. 1.95% 2016	9,965	10,362
International Business Machines Corp. 1.875% 2022	4,070	3,920
Roche Holdings, Inc. 6.00% 2019[5]	16,270	20,293
Roche Holdings, Inc. 7.00% 2039[5]	4,540	6,852
Bermudan Government 5.603% 2020[5]	16,785	19,772
Bermudan Government 5.603% 2020	1,800	2,120
Bermudan Government 4.138% 2023[5]	4,900	5,221
StatoilHydro ASA 1.80% 2016	4,000	4,116
Statoil ASA 3.125% 2017	4,000	4,357
StatoilHydro ASA 1.20% 2018	2,780	2,783
StatoilHydro ASA 5.25% 2019	2,500	2,999
Statoil ASA 3.15% 2022	6,000	6,347
StatoilHydro ASA 2.45% 2023	2,590	2,586
Statoil ASA 4.25% 2041	3,000	3,231
Pemex Project Funding Master Trust 5.75% 2018	5,750	6,742
Petróleos Mexicanos 4.875% 2022	1,300	1,470
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	8,606
Petróleos Mexicanos 6.50% 2041	2,470	3,112
Petróleos Mexicanos 5.50% 2044	5,875	6,477
HSBC Finance Corp. 0.741% 2016[4]	9,900	9,625
HSBC Holdings PLC 4.125% 2020[5]	3,577	3,984
HSBC Bank PLC 4.75% 2021[5]	2,150	2,483
HSBC Holdings PLC 4.00% 2022	8,975	9,835
Telecom Italia Capital SA 7.175% 2019	2,245	2,617
Telecom Italia Capital SA 7.20% 2036	15,218	15,964
Telecom Italia Capital SA 7.721% 2038	5,897	6,413
Gilead Sciences, Inc. 2.40% 2014	735	758
Gilead Sciences, Inc. 3.05% 2016	6,250	6,698
Gilead Sciences, Inc. 4.40% 2021	14,365	16,389
Gilead Sciences, Inc. 5.65% 2041	645	802
Hungarian Government 6.25% 2020	17,115	18,976
Hungarian Government 7.625% 2041	4,560	5,290
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,805	2,967
Williams Partners L.P. 4.125% 2020	1,625	1,766
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	15,340	17,683
Williams Partners L.P. 3.35% 2022	1,560	1,588
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,230	1,232
Kimco Realty Corp., Series C, 4.82% 2014	1,000	1,052
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,457
Kimco Realty Corp. 5.584% 2015	2,003	2,226
Kimco Realty Corp. 5.70% 2017	500	576
Kimco Realty Corp. 4.30% 2018	4,740	5,216
Kimco Realty Corp. 6.875% 2019	9,510	11,754
AXA SA 8.60% 2030	18,550	23,264
Wells Fargo & Co. 1.50% 2018	1,950	1,955
Wells Fargo & Co., Series I, 3.50% 2022	19,595	20,919
Korea Development Bank 5.30% 2013	2,200	2,204
Korea Development Bank 8.00% 2014	6,250	6,697
Korea Development Bank 3.875% 2017	12,800	13,866
Indonesia (Republic of) 6.875% 2018	5,450	6,676
Indonesia (Republic of) 4.875% 2021[5]	3,835	4,425
Indonesia (Republic of) 8.50% 2035	1,625	2,612
Indonesia (Republic of) 7.75% 2038[5]	935	1,417
Indonesia (Republic of) 7.75% 2038	555	841
Indonesia (Republic of) 5.25% 2042	5,755	6,733
Russian Federation 3.25% 2017[5]	8,000	8,520
Russian Federation 5.00% 2020	5,100	6,033
Russian Federation 7.50% 2030[2]	3,550	4,566
Russian Federation 5.625% 2042[5]	2,500	3,112
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	5,500	6,233
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[5]	8,000	9,946
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[5]	3,275	3,925
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	1,135	1,175
Standard Chartered PLC 3.85% 2015[5]	5,830	6,159
Standard Chartered PLC 3.20% 2016[5]	13,865	14,587
DaimlerChrysler North America Holding Corp. 2.625% 2016[5]	3,000	3,119
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	5,000	5,144
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	12,226
Croatian Government 6.25% 2017[5]	1,615	1,775
Croatian Government 6.75% 2019[5]	2,300	2,648
Croatian Government 6.625% 2020[5]	7,095	8,142
Croatian Government 6.375% 2021[5]	6,880	7,860
Express Scripts Inc. 3.125% 2016	13,810	14,568
Express Scripts Inc. 3.90% 2022[5]	5,130	5,536
Bahrain Government 5.50% 2020	17,870	19,299
Bahrain Government 5.50% 2020[5]	630	680
Iberdrola Finance Ireland 3.80% 2014[5]	3,155	3,242
Scottish Power PLC 5.375% 2015	8,200	8,796
Iberdrola Finance Ireland 5.00% 2019[5]	5,000	5,241
Scottish Power PLC 5.81% 2025	2,500	2,658
Reliance Holdings Ltd. 4.50% 2020[5]	1,750	1,834
Reliance Holdings Ltd. 5.40% 2022[5]	8,200	9,179
Reliance Holdings Ltd. 6.25% 2040[5]	7,750	8,916
Sprint Nextel Corp. 6.00% 2016	1,000	1,093
Sprint Capital Corp. 6.90% 2019	8,750	9,581
Sprint Nextel Corp. 7.00% 2020	3,250	3,567
Sprint Nextel Corp. 6.00% 2022	5,500	5,679
Shell International Finance BV 4.00% 2014	9,340	9,754
Shell International Finance BV 4.30% 2019	2,900	3,362
Shell International Finance BV 3.625% 2042	6,830	6,777
Lithuania (Republic of) 6.75% 2015	3,930	4,339
Lithuania (Republic of) 6.125% 2021[5]	7,155	8,846
Lithuania (Republic of) 6.625% 2022[5]	4,750	6,092
Ras Laffan Liquefied Natural Gas III 5.50% 2014[5]	5,300	5,725
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,5]	3,174	3,579
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,5]	8,000	9,940
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	6,479
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,403
Enbridge Energy Partners, LP 5.20% 2020	7,335	8,279
Verizon Communications Inc. 0.70% 2015	9,000	9,008
Verizon Communications Inc. 2.45% 2022	3,500	3,505
Verizon Communications Inc. 4.75% 2041	575	653
Verizon Communications Inc. 6.00% 2041	4,425	5,781
First Data Corp. 9.875% 2015	2,572	2,636
First Data Corp. 9.875% 2015	273	279
First Data Corp. 10.55% 2015[7]	116	119
First Data Corp. 11.25% 2016	2,750	2,709
First Data Corp., Term Loan D, 5.211% 2017[2,4,8]	4,135	4,075
First Data Corp. 6.75% 2020[5]	4,650	4,720
First Data Corp. 12.625% 2021	4,011	4,242
Morgan Stanley 3.80% 2016	7,500	7,878
Morgan Stanley, Series F, 5.625% 2019	9,500	10,751
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.219% 2044[2,4]	5,055	5,620
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	11,255	12,931
Latvia (Republic of) 5.25% 2017[5]	10,455	11,746
Latvia (Republic of) 5.25% 2021	5,750	6,691
Simon Property Group, LP 6.75% 2014	3,645	3,889
Simon Property Group, LP 4.20% 2015	2,125	2,254
Simon Property Group, LP 5.875% 2017	925	1,096
Simon Property Group, LP 1.50% 2018[5]	6,575	6,543
Simon Property Group, LP 10.35% 2019	2,975	4,257
Volvo Treasury AB 5.95% 2015[5]	16,390	17,896
Frontier Communications Corp. 8.25% 2017	2,550	2,958
Frontier Communications Corp. 8.50% 2020	1,775	2,050
Frontier Communications Corp. 9.25% 2021	6,525	7,683
Frontier Communications Corp. 7.125% 2023	4,250	4,521
ArcelorMittal 5.00% 2017[4]	6,500	6,565
ArcelorMittal 6.00% 2021[4]	7,765	7,748
ArcelorMittal 6.75% 2022[4]	2,680	2,815
Volkswagen International Finance NV 1.625% 2013[5]	4,100	4,130
Volkswagen International Finance NV 2.875% 2016[5]	1,900	1,994
Volkswagen International Finance NV 2.375% 2017[5]	5,000	5,153
Volkswagen International Finance NV 4.00% 2020[5]	5,000	5,569
Slovakia Government 4.375% 2022[5]	15,100	16,505
UBS AG 5.75% 2018	13,610	16,170
Amgen Inc. 2.50% 2016	4,125	4,337
Amgen Inc. 2.125% 2017	3,410	3,535
Amgen Inc. 3.625% 2022	2,105	2,264
Amgen Inc. 5.15% 2041	2,750	3,098
Amgen Inc. 5.375% 2043	2,330	2,750
British American Tobacco International Finance PLC 2.125% 2017[5]	1,325	1,359
British American Tobacco International Finance PLC 9.50% 2018[5]	10,485	14,592
CEZ, a s 4.25% 2022[5]	14,475	15,567
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,179
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,369
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,808
Hospitality Properties Trust 6.30% 2016	1,000	1,103
Hospitality Properties Trust 6.70% 2018	8,805	10,116
Hospitality Properties Trust 5.00% 2022	3,500	3,706
ERP Operating LP 5.25% 2014	3,000	3,224
ERP Operating LP 5.125% 2016	1,110	1,239
ERP Operating LP 4.75% 2020	9,200	10,354
Total Capital International 1.50% 2017	5,000	5,042
Total Capital International 1.55% 2017	3,980	4,044
Total Capital International 2.875% 2022	4,505	4,707
Total Capital International 2.70% 2023	860	877
Burlington Northern Santa Fe LLC 5.75% 2018	1,160	1,404
Burlington Northern Santa Fe LLC 4.70% 2019	1,960	2,261
Burlington Northern Santa Fe LLC 3.45% 2021	5,000	5,385
Burlington Northern Santa Fe LLC 3.05% 2022	5,200	5,379
BG Energy Capital PLC 2.875% 2016[5]	3,900	4,119
BG Energy Capital PLC 4.00% 2021[5]	9,200	10,148
Reynolds Group Inc. 9.00% 2019	8,000	8,360
Reynolds Group Inc. 5.75% 2020[5]	5,500	5,693
AT&T Inc. 1.40% 2017	10,000	10,010
AT&T Inc. 4.30% 2042[5]	4,000	4,021
UniCredito Italiano SpA 6.00% 2017[5]	8,605	8,823
HVB Funding Trust I, junior subordinated 8.741% 2031[5]	4,000	3,570
HVB Funding Trust III, junior subordinated 9.00% 2031[5]	1,810	1,634
Anadarko Petroleum Corp. 5.95% 2016	3,000	3,455
Anadarko Petroleum Corp. 6.375% 2017	3,430	4,100
Anadarko Petroleum Corp. 8.70% 2019	4,000	5,401
Anadarko Petroleum Corp. 6.20% 2040	500	617
PNC Financial Services Group, Inc. 2.854% 2022	13,460	13,551
Progress Energy, Inc. 6.05% 2014	5,000	5,308
Progress Energy, Inc. 7.05% 2019	4,380	5,508
Progress Energy, Inc. 7.75% 2031	1,990	2,720
Rio Tinto Finance (USA) Ltd. 2.50% 2016	3,000	3,134
Rio Tinto Finance (USA) Ltd. 2.875% 2022	10,250	10,327
HSBK (Europe) BV 7.25% 2017[5]	1,865	2,050
HSBK (Europe) BV 7.25% 2021[5]	10,525	11,289
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,302
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,868
TransCanada PipeLines Ltd. 7.625% 2039	2,000	3,011
Veolia Environnement 6.00% 2018	11,175	13,112
Enersis SA 7.375% 2014	11,935	12,620
E.ON International Finance BV 5.80% 2018[5]	7,500	9,122
E.ON International Finance BV 6.65% 2038[5]	2,500	3,416
National Grid PLC 6.30% 2016	10,575	12,277
Bank of America Corp. 3.75% 2016	5,250	5,615
Bank of America Corp. 5.75% 2017	1,020	1,190
Bank of America Corp. 5.00% 2021	4,440	5,073
Tennessee Valley Authority 5.88% 2036	250	350
Tennessee Valley Authority 5.25% 2039	8,250	10,845
American International Group, Inc. 3.00% 2015	5,000	5,205
American International Group, Inc. 3.80% 2017	5,500	5,957
Developers Diversified Realty Corp. 5.50% 2015	3,023	3,276
Developers Diversified Realty Corp. 9.625% 2016	1,510	1,855
Developers Diversified Realty Corp. 7.50% 2017	5,000	6,001
VEB Finance Ltd. 6.902% 2020[5]	9,045	11,058
Slovenia (Republic of) 5.50% 2022[5]	10,385	10,930
Time Warner Cable Inc. 6.75% 2018	3,985	4,982
Time Warner Cable Inc. 5.00% 2020	4,000	4,660
Time Warner Cable Inc. 4.50% 2042	600	586
Barclays Bank PLC 5.125% 2020	8,875	10,115
AvalonBay Communities, Inc. 2.85% 2023	10,085	9,966
Kinder Morgan Energy Partners, LP 6.85% 2020	2,540	3,202
Kinder Morgan Energy Partners, LP 3.45% 2023	5,500	5,670
Kinder Morgan Energy Partners, LP 5.00% 2042	1,000	1,061
Ghana (Republic of) 8.50% 2017	8,500	9,860
NBCUniversal Media, LLC 5.15% 2020	3,250	3,855
NBCUniversal Media, LLC 2.875% 2023	4,435	4,458
NBCUniversal Media, LLC 4.45% 2043	1,500	1,520
ABB Finance (USA) Inc. 1.625% 2017	4,695	4,759
ABB Finance (USA) Inc. 2.875% 2022	4,830	4,950
General Electric Capital Corp. 3.15% 2022	2,305	2,357
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[4]	6,700	7,328
Norfolk Southern Corp. 5.75% 2016	4,265	4,855
Norfolk Southern Corp. 3.00% 2022	4,500	4,620
Norfolk Southern Corp. 3.95% 2042	125	124
BNP Paribas 5.00% 2021	5,505	6,187
BNP Paribas, junior subordinated 7.195% (undated)[4,5]	3,200	3,296
Republic of Belarus 8.95% 2018	9,100	9,419
Kroger Co. 7.50% 2014	5,250	5,617
Kroger Co. 2.20% 2017	2,460	2,544
Kroger Co. 6.80% 2018	1,000	1,251
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2]	1,117	1,147
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	7,165	8,161
Electricité de France SA 5.50% 2014[5]	3,000	3,151
Electricité de France SA 4.60% 2020[5]	2,200	2,471
Electricité de France SA 6.95% 2039[5]	2,625	3,513
Colbun SA 6.00% 2020[5]	8,150	9,099
CenterPoint Energy Resources Corp. 4.50% 2021	7,915	9,008
Kraft Foods Inc. 6.125% 2018	5,975	7,276
Kraft Foods Inc. 5.375% 2020	1,430	1,728
McDonald’s Corp. 3.50% 2020	8,005	8,879
Novartis Securities Investment Ltd. 5.125% 2019	7,000	8,371
Novartis Capital Corp. 2.40% 2022	500	502
MGM Resorts International 6.625% 2015	4,100	4,418
MGM Resorts International 7.50% 2016	1,500	1,616
MGM Resorts International 6.75% 2020[5]	725	742
MGM Resorts International 6.625% 2021	2,025	2,028
Israeli Government 4.00% 2022	8,050	8,772
Intesa Sanpaolo SpA 6.50% 2021[5]	8,290	8,741
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	3,317
Consumers Energy Co. 2.85% 2022	5,160	5,338
GlaxoSmithKline Capital Inc. 4.85% 2013	2,000	2,034
GlaxoSmithKline Capital Inc. 1.50% 2017	6,500	6,599
Jaguar Land Rover PLC 7.75% 2018[5]	5,200	5,694
Jaguar Land Rover PLC 8.125% 2021[5]	2,500	2,763
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,5]	4,302	4,657
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,5]	3,000	3,593
Limited Brands, Inc. 7.00% 2020	1,106	1,277
Limited Brands, Inc. 6.625% 2021	5,984	6,882
Colombia (Republic of) Global 8.125% 2024	3,250	4,908
Colombia (Republic of) Global 7.375% 2037	715	1,116
Colombia (Republic of) Global 6.125% 2041	1,500	2,067
Nordea Bank, Series 2, 3.70% 2014[5]	5,000	5,251
Nordea Bank AB 3.125% 2017[5]	2,500	2,664
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[2,5]	7,407	7,833
Banco de Crédito del Perú 5.375% 2020[5]	7,000	7,823
ENA Norte Trust 4.95% 2028[2,5]	7,500	7,719
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	7,640	7,714
Telefónica Emisiones, SAU 3.992% 2016	2,135	2,227
Telefónica Emisiones, SAU 5.134% 2020	2,200	2,318
Telefónica Emisiones, SAU 5.462% 2021	2,825	3,019
Apache Corp. 2.625% 2023	6,290	6,284
Apache Corp. 4.25% 2044	1,250	1,278
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,500	7,560
Chevron Corp. 1.104% 2017	5,010	5,049
Chevron Corp. 2.355% 2022	2,500	2,507
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,5]	6,650	7,498
Boyd Gaming Corp. 7.125% 2016	2,175	2,142
Boyd Gaming Corp. 9.125% 2018	2,000	2,050
Boyd Gaming Corp. 9.00% 2020[5]	3,225	3,193
American Tower Corp. 7.00% 2017	6,150	7,360
Sri Lanka (Republic of) 6.25% 2021[5]	4,250	4,652
Sri Lanka (Republic of) 5.875% 2022[5]	2,500	2,670
iStar Financial Inc., Term Loan B, 5.75% 2017[2,4,8]	7,134	7,223
SABMiller Holdings Inc. 2.45% 2017[5]	2,470	2,576
SABMiller Holdings Inc. 4.95% 2042[5]	4,000	4,539
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037[2]	120	120
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.867% 2038[2,4]	3,785	4,356
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	2,250	2,600
Xstrata Canada Financial Corp. 2.45% 2017[5]	7,000	7,073
Toys “R” Us-Delaware, Inc. 7.375% 2016[5]	2,000	2,055
Toys “R” Us Property Co. II, LLC 8.50% 2017	3,800	4,047
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,4,8]	1,010	960
BBVA Bancomer SA 4.50% 2016[5]	2,975	3,176
BBVA Bancomer SA, junior subordinated 7.25% 2020[5]	2,010	2,251
BBVA Bancomer SA 6.50% 2021[5]	1,455	1,622
DISH DBS Corp. 4.625% 2017	1,100	1,152
DISH DBS Corp 6.75% 2021	5,000	5,725
DISH DBS Corp. 5.875% 2022	150	162
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	3,750	4,031
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[7]	2,644	2,882
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,4]	4,825	5,084
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2,4]	1,655	1,756
Cricket Communications, Inc. 7.75% 2016	6,425	6,835
Realogy Corp., Term Loan B, 4.461% 2016[2,4,8]	2,544	2,555
Realogy Corp., Letter of Credit, 4.461% 2016[2,4,8]	192	193
Realogy Corp. 7.875% 2019[5]	3,725	4,079
Teekay Corp. 8.50% 2020	6,400	6,784
Gabonese Republic 8.20% 2017[5]	5,500	6,724
DAE Aviation Holdings, Inc. 11.25% 2015[5]	6,492	6,703
Woodside Finance Ltd. 4.60% 2021[5]	6,040	6,662
Venezuela (Republic of) 8.50% 2014	2,000	2,056
Venezuela (Republic of) 5.75% 2016	250	239
Venezuela (Republic of) 9.25% 2027	4,315	4,337
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[5]	6,365	6,631
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	6,070	6,317
Univision Communications Inc., Term Loan B, 4.462% 2017[2,4,8]	2,584	2,546
Univision Communications Inc. 8.50% 2021[5]	3,500	3,631
Enel Finance International SA 3.875% 2014[5]	5,950	6,129
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	2,857	3,330
Federated Department Stores, Inc. 2.875% 2023	2,850	2,793
Vodafone Group PLC, Term Loan B, 6.875% 2015[2,7,8]	3,156	3,259
Vodafone Group PLC, Term Loan B, 6.25% 2016[2,7,8,9]	2,759	2,848
Koninklijke KPN NV 8.375% 2030	4,600	6,074
Wal-Mart Stores, Inc. 4.875% 2040	5,000	5,914
Romanian Government 6.75% 2022[5]	4,850	5,911
Union Pacific Corp. 5.70% 2018	2,000	2,429
Union Pacific Corp. 2.95% 2023	750	776
Union Pacific Corp. 6.15% 2037	1,990	2,600
US Investigations Services, Inc., Term Loan B, 2.961% 2015[2,4,8]	1,219	1,135
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,4,8]	2,110	2,100
US Investigations Services, Inc. 10.50% 2015[5]	1,900	1,672
US Investigations Services, Inc. 11.75% 2016[5]	1,035	781
Inmet Mining Corp. 8.75% 2020[5]	5,150	5,652
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046[2]	3,790	4,346
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.685% (undated)[2,4]	1,120	1,302
Hughes Satellite Systems Corp. 6.50% 2019	2,500	2,769
Hughes Satellite Systems Corp. 7.625% 2021	2,500	2,856
Time Warner Inc. 4.75% 2021	2,320	2,668
Time Warner Inc. 6.25% 2041	2,330	2,879
United Rentals, Inc. 7.375% 2020[5]	5,000	5,513
Denbury Resources Inc. 9.75% 2016	2,750	2,922
Denbury Resources Inc. 8.25% 2020	2,292	2,590
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	5,000	5,400
VPI Escrow Corp. 6.375% 2020[5]	5,010	5,398
Target Corp. 6.00% 2018	4,375	5,384
Chilean Government 3.25% 2021	4,925	5,368
Cardinal Health, Inc. 4.625% 2020	4,680	5,315
Georgia Gulf Corp. 9.00% 2017[5]	4,748	5,306
United Technologies Corp. 1.80% 2017	5,120	5,274
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	4,990	5,268
Voto-Votorantim Ltd 6.75% 2021[5]	4,450	5,262
Toronto-Dominion Bank 2.375% 2016	5,000	5,257
QGOG Constellation S.A. 6.25% 2019[5]	4,950	5,173
Ply Gem Industries, Inc. 8.25% 2018	4,675	5,072
Marks and Spencer Group PLC 6.25% 2017[5]	4,500	5,058
CEVA Group PLC 11.625% 2016[5]	2,775	2,865
CEVA Group PLC 8.375% 2017[5]	200	199
CEVA Group PLC 11.50% 2018[5]	2,350	1,986
Virgin Media Secured Finance PLC 5.25% 2021	3,060	3,576
Virgin Media Finance PLC 4.875% 2022	1,425	1,464
LightSquared, Term Loan B, 12.00% 2014[2,7,8,10]	5,845	4,983
Wind Acquisition SA 11.75% 2017[5]	2,750	2,894
Wind Acquisition SA 7.25% 2018[5]	2,050	2,086
Quintiles, Term Loan B-2, 4.50% 2018[2,4,8]	4,925	4,925
Cox Communications, Inc. 3.25% 2022[5]	4,720	4,872
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[5]	4,655	4,869
Iron Mountain Inc. 5.75% 2024	4,750	4,833
Dominican Republic 7.50% 2021[2,5]	4,000	4,676
Needle Merger Sub Corp. 8.125% 2019[5]	4,565	4,668
PTT Exploration & Production Ltd. 5.692% 2021[5]	4,045	4,661
Royal Bank of Scotland Group PLC 4.375% 2016	3,000	3,248
Royal Bank of Scotland PLC 5.625% 2020	1,195	1,388
BE Aerospace, Inc. 5.25% 2022	4,285	4,564
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[2]	4,250	4,440
The Export-Import Bank of Korea 4.375% 2021	4,000	4,435
Digicel Group Ltd. 10.50% 2018[5]	850	944
Digicel Group Ltd. 8.25% 2020[5]	3,150	3,481
SRA International, Inc., Term Loan B, 6.50% 2018[2,4,8]	4,600	4,398
Odebrecht Finance Ltd 5.125% 2022[5]	1,900	2,066
Odebrecht Finance Ltd 7.125% 2042[5]	2,000	2,330
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,200	3,959
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	438
Newcrest Finance Pty Ltd. 4.45% 2021[5]	2,220	2,339
Newcrest Finance Pty Ltd. 4.20% 2022[5]	1,930	1,987
Enterprise Products Operating LLC 4.05% 2022	3,210	3,551
Enterprise Products Operating LLC 4.45% 2043	750	760
FMG Resources 8.25% 2019[5]	4,000	4,280
CIT Group Inc. 5.00% 2017	4,000	4,260
Ingles Markets, Inc. 8.875% 2017	3,950	4,231
EDP Finance BV. 6.00% 2018[5]	4,000	4,214
Pernod Ricard SA 2.95% 2017[5]	4,000	4,210
Entergy Corp. 4.70% 2017	3,868	4,193
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,126
SUPERVALU Inc. 7.50% 2014	725	707
SUPERVALU Inc., Term Loan B, 8.00% 2018[2,4,8]	3,358	3,416
Altria Group, Inc. 9.95% 2038	2,500	4,122
PDC Energy Inc. 7.75% 2022[5]	4,000	4,120
Unum Group 5.625% 2020	3,600	4,116
CoBank, ACB 7.875% 2018[5]	430	552
CoBank, ACB 0.908% 2022[4,5]	4,275	3,515
Morocco Government 4.25% 2022[5]	2,500	2,512
Morocco Government 5.50% 2042[5]	1,500	1,525
State of Qatar 4.50% 2022[5]	3,500	4,034
MacDermid 9.50% 2017[5]	3,850	4,028
Schering-Plough Corp. 6.00% 2017	3,275	4,017
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	834	909
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	231	253
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	2,382	2,710
Samsung Electronics America, Inc. 1.75% 2017[5]	3,800	3,847
International Paper Co. 7.30% 2039	2,810	3,812
Banco Mercantil del Norte, SA, junior subordinated 6.862% 2021[4,5]	3,500	3,806
inVentiv Health Inc. 9.00% 2018[5]	3,750	3,797
Province of Buenos Aires 10.875% 2021[2,5]	5,000	3,750
Teco Finance, Inc. 4.00% 2016	10	11
Teco Finance, Inc. 6.572% 2017	110	133
Teco Finance, Inc. 5.15% 2020	170	198
Tampa Electric Co. 4.10% 2042	3,140	3,296
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	3,675	3,632
South Korean Government 5.75% 2014	3,400	3,612
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 2013[2,4,8]	670	680
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.211% 2014[2,4,8]	49	27
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 2014[2,4,8]	2,222	1,205
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 2014[2,4,8]	2,493	1,409
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[10]	1,225	110
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[7,10]	1,815	163
Energy Transfer Partners, LP 7.50% 2020	3,050	3,538
Staples, Inc. 9.75% 2014	3,250	3,534
Kraft Foods Inc. 2.25% 2017[5]	1,590	1,646
Kraft Foods Inc. 5.375% 2020[5]	1,570	1,886
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	3,000	3,411
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	55	54
National CineMedia, LLC 6.00% 2022	3,225	3,435
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[5]	2,000	2,160
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[5]	1,000	1,185
Academy Sports 9.25% 2019[5]	3,000	3,345
Goodman Funding Pty Ltd. 6.00% 2022[5]	2,975	3,336
Braskem America Finance Co. 7.125% 2041[5]	2,250	2,379
Braskem America Finance Co. 7.125% 2041	900	952
ACE INA Holdings Inc. 5.875% 2014	1,510	1,622
ACE INA Holdings Inc. 2.60% 2015	1,625	1,707
TXU, Term Loan, 3.713% 2014[2,4,8]	961	734
TXU, Term Loan, 4.713% 2017[2,4,8]	3,846	2,590
Grifols Inc. 8.25% 2018	3,000	3,319
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	3,060	3,265
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	3,100	3,243
Royal Caribbean Cruises Ltd. 5.25% 2022	3,050	3,241
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	3,000	3,218
Michaels Stores, Inc. 7.75% 2018	2,900	3,197
Quebecor Media Inc. 5.75% 2023[5]	2,925	3,097
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	3,000	3,060
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,5]	3,000	3,059
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 2017[2,4,8]	3,001	3,033
McClatchy Co. 9.00% 2022[5]	2,900	2,976
American Electric Power Co. 1.65% 2017	2,960	2,973
JMC Steel Group Inc. 8.25% 2018[5]	2,800	2,940
Boston Scientific Corp. 6.00% 2020	2,500	2,918
Warner Music Group 11.50% 2018	2,500	2,900
UDR, Inc., Series A, 5.25% 2015	2,680	2,882
Bon-Ton Department Stores Inc. 10.625% 2017[5]	2,875	2,810
Concho Resources Inc. 7.00% 2021	2,500	2,800
International Lease Finance Corp. 4.875% 2015	2,655	2,758
Symbion Inc. 8.00% 2016	2,625	2,717
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	2,225	2,702
SunGard Data Systems Inc. 7.375% 2018	2,500	2,691
Ball Corp. 5.00% 2022	2,500	2,688
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,672
Del Monte Corp. 7.625% 2019	2,500	2,619
Arch Coal, Inc. 7.00% 2019	2,675	2,501
Serena Software, Inc. 10.375% 2016	2,356	2,427
Western Gas Partners LP 4.00% 2022	2,250	2,373
Regions Financial Corp. 4.85% 2013	1,025	1,039
Regions Financial Corp. 4.875% 2013	200	203
Regions Financial Corp. 7.75% 2014	365	406
Regions Financial Corp. 5.20% 2015	200	209
Regions Financial Corp. 5.75% 2015	475	515
Nortek Inc. 10.00% 2018	2,050	2,291
Tower Automotive Holdings 10.625% 2017[5]	2,027	2,230
AES Panamá, SA 6.35% 2016[5]	2,000	2,215
PTS Acquisition Corp. 9.50% 2015[7]	2,153	2,207
Phillips 66 5.875% 2042[5]	1,780	2,144
Development Bank of Kazakhstan 5.50% 2015[5]	1,984	2,136
Cenovus Energy Inc. 3.00% 2022	1,060	1,084
Cenovus Energy Inc. 6.75% 2039	750	1,016
Nufarm Ltd. 6.375% 2019[5]	1,925	2,021
Biogen Idec Inc. 6.00% 2013	2,000	2,017
Cisco Systems, Inc. 0.56% 2014[4]	2,000	2,006
Delhaize Group 5.70% 2040	2,129	1,997
Patheon Inc., Term Loan B1, 7.25% 2018[2,4,8]	2,000	1,991
New York Life Global Funding 4.65% 2013[5]	1,940	1,967
McKesson Corp. 0.95% 2015	665	666
McKesson Corp. 3.25% 2016	740	794
McKesson Corp. 2.70% 2022	450	451
Alpha Natural Resources, Inc. 6.00% 2019	2,050	1,896
Thomson Reuters Corp. 5.95% 2013	1,750	1,799
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,768
TNK-BP Finance SA 7.50% 2016[5]	1,500	1,744
Fox Acquisition LLC, Term-Loan B, 5.50% 2017[2,4,8]	1,701	1,727
SBA Communications Corp. 5.75% 2020[5]	1,525	1,626
HBOS PLC 6.75% 2018[5]	1,490	1,611
TRAC Intermodal 11.00% 2019[5]	1,525	1,594
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[2]	1,375	1,582
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015[2]	1,500	1,520
CNA Financial Corp. 7.35% 2019	1,200	1,506
HCA Holdings Inc. 6.25% 2021	1,420	1,459
Husky Energy Inc. 5.90% 2014	1,300	1,394
Access Midstream Partners, L.P. 4.875% 2023	1,350	1,372
Cliffs Natural Resources Inc. 4.875% 2021	1,255	1,247
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.296% 2044[2,4]	1,000	1,124
Canadian National Railway Co. 4.95% 2014	1,000	1,046
HDTFS Inc. 6.25% 2022[5]	925	990
Northwest Airlines, Inc., Term Loan B, 3.81% 2013[2,4,8]	165	163
Northwest Airlines, Inc., Term Loan A, 2.06% 2018[2,4,8]	843	793
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 2013[5]	800	804
France Télécom 4.375% 2014	705	742
Santander Issuances, SA Unipersonal 6.50% 2019[4,5]	600	612
Atlas Copco AB 5.60% 2017[5]	500	586
Jackson National Life Global 5.375% 2013[5]	560	570
tw telecom holdings inc. 5.375% 2022[5]	500	526
Iraq (Republic of) 5.80% 2028[2,5]	250	238
		5,617,608

Total bonds & notes (cost: $12,330,821,000)		13,101,284

Common stocks — 0.00%	Shares

U.S. DOLLARS — 0.00%
Atrium Corp.[5,9,11]	191	7

Total common stocks (cost: $17,000)		7

	Principal amount
Short-term securities — 9.51%	(000)

Freddie Mac 0.11%–0.17% due 1/16–8/20/2013	US$222,272	222,201
U.S. Treasury Bills 0.13%–0.145% due 1/24–4/11/2013	218,200	218,182
Federal Home Loan Bank 0.124%–0.14% due 1/4–7/29/2013	150,140	150,070
Fannie Mae 0.15%–0.153% due 3/13–3/27/2013	129,987	129,979
International Bank for Reconstruction and Development 0.08%–0.15% due 1/7–3/14/2013	98,400	98,398
Bank of Nova Scotia 0.12%–0.205% due 1/2–2/11/2013	83,400	83,387
ANZ National (International) Ltd. 0.21% due 3/11/2013[5]	50,000	49,984
Australia & New Zealand Banking Group, Ltd. 0.20% due 3/12/2013[5]	28,100	28,091
National Australia Funding (Delaware) Inc. 0.185%–0.20% due 1/22–2/8/2013[5]	76,400	76,390
Toronto-Dominion Holdings USA Inc. 0.19%–0.20% due 2/4–2/19/2013[5]	63,900	63,885
Commonwealth Bank of Australia 0.20% due 1/8/2013[5]	33,400	33,399
Thunder Bay Funding, LLC 0.24% due 1/22/2013[5]	30,000	29,996
Toyota Credit Canada Inc. 0.14% due 2/4/2013	30,000	29,996
British Columbia (Province of) 0.20% due 1/2–1/7/2013	23,200	23,200
Federal Farm Credit Banks 0.19% due 1/23/2013	20,000	19,998
Sumitomo Mitsui Banking Corp. 0.19% due 2/26/2013[5]	19,800	19,794
GlaxoSmithKline Finance PLC 0.16% due 2/7/2013[5]	19,110	19,107
Gotham Funding Corp. 0.20% due 1/7/2013[5]	18,600	18,599

Total short-term securities (cost: $1,314,545,000)		1,314,656

Total investment securities (cost: $13,645,383,000)		14,415,947
Other assets less liabilities		(590,762)

Net assets		$13,825,185

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Step bond; coupon rate will increase at a later date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,250,738,000, which represented 9.05% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $19,172,000, which represented .14% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $58,968,000, which represented .43% of the net assets of the fund.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,855,000, which represented .02% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Security did not produce income during the last 12 months.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation) at
			Receive	Deliver	12/31/2012
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Euros	1/10/2013	HSBC Bank	€21,677	$28,095	$ 520
Euros	1/18/2013	UBS AG	€57,694	$76,000	166
Euros	1/24/2013	HSBC Bank	€42,646	$56,442	(140)
Euros	1/31/2013	Barclays Bank PLC	€43,691	$57,759	(74)
Japanese yen	1/9/2013	HSBC Bank	¥6,352,301	$77,642	(4,314)
Japanese yen	1/9/2013	UBS AG	¥1,987,454	$24,212	(1,270)
Japanese yen	1/15/2013	Bank of New York Mellon	¥9,000,000	$109,203	(5,305)
Japanese yen	1/15/2013	Barclays Bank PLC	¥4,864,675	$59,167	(2,871)
Japanese yen	1/22/2013	HSBC Bank	¥3,552,536	$42,449	(1,436)
Japanese yen	1/24/2013	HSBC Bank	¥9,844,602	$117,000	(3,343)
Japanese yen	1/24/2013	HSBC Bank	¥4,267,588	$50,719	(1,450)
Japanese yen	2/7/2013	UBS AG	¥3,641,010	$42,329	(289)
					$(19,806)
Sales:
Australian dollars	1/7/2013	HSBC Bank	$5,199	A$5,000	$ 9
Australian dollars	1/7/2013	HSBC Bank	$1,045	A$1,000	7
Australian dollars	1/18/2013	HSBC Bank	$8,650	A$8,230	116
Australian dollars	1/22/2013	HSBC Bank	$1,841	A$1,750	27
Brazilian reais	1/9/2013	JPMorgan Chase	$21,877	BRL46,280	(696)
Brazilian reais	1/11/2013	JPMorgan Chase	$6,417	BRL13,675	(251)
Brazilian reais	1/11/2013	Citibank	$16,155	BRL33,750	(302)
British pounds	1/7/2013	UBS AG	$2,012	£1,250	(18)
British pounds	1/10/2013	JPMorgan Chase	€6,816	£5,510	47
British pounds	1/14/2013	Bank of New York Mellon	$13,847	£8,600	(122)
British pounds	1/14/2013	UBS AG	€48,573	£39,350	202
British pounds	1/16/2013	HSBC Bank	$71,465	£44,210	(349)
British pounds	1/17/2013	UBS AG	$14,611	£9,075	(130)
British pounds	1/18/2013	HSBC Bank	$2,022	£1,250	(9)
British pounds	1/22/2013	Barclays Bank PLC	$8,910	£5,500	(24)
British pounds	1/25/2013	UBS AG	$4,131	£2,550	(11)
British pounds	1/31/2013	HSBC Bank	$1,529	£950	(15)
Euros	1/7/2013	HSBC Bank	$55,617	€42,490	(471)
Euros	1/7/2013	JPMorgan Chase	$29,816	€22,950	(528)
Euros	1/8/2013	Bank of New York Mellon	¥1,177,497	€11,120	(1,086)
Euros	1/14/2013	JPMorgan Chase	$4,493	€3,475	(94)
Euros	1/14/2013	UBS AG	$1,998	€1,525	(16)
Euros	1/17/2013	HSBC Bank	$57,216	€43,770	(567)
Euros	1/18/2013	HSBC Bank	$4,378	€3,324	(10)
Euros	1/22/2013	HSBC Bank	¥3,557,152	€32,265	(1,530)
Euros	1/22/2013	Barclays Bank PLC	$28,110	€21,350	(77)
Euros	1/24/2013	JPMorgan Chase	$49,438	€37,360	114
Euros	1/25/2013	UBS AG	$8,031	€6,100	(23)
Euros	1/25/2013	Citibank	$529	€400	1
Euros	1/31/2013	HSBC Bank	$32,612	€24,675	33
Hungarian forints	1/4/2013	UBS AG	$27,310	HUF5,954,100	349
Mexican pesos	1/10/2013	HSBC Bank	$31,770	MXN413,979	(226)
Mexican pesos	1/10/2013	HSBC Bank	$12,685	MXN165,290	(90)
Mexican pesos	1/10/2013	UBS AG	$99,249	MXN1,293,857	(753)
New Turkish liras	1/17/2013	JPMorgan Chase	$8,948	TRY16,000	1
South African rand	1/15/2013	Barclays Bank PLC	$13,100	ZAR114,000	(319)
Swedish kronor	1/18/2013	HSBC Bank	$13,313	SKr89,250	(405)
					$ (7,216)

Forward currency contracts — net					$(27,022)

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2012 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds & notes:
Euros	$—	$ 1,936,624	$—	$ 1,936,624
Japanese yen	—	1,375,632	—	1,375,632
Swedish kronor	—	638,625	—	638,625
Mexican pesos	—	609,930	—	609,930
Polish zloty	—	589,650	—	589,650
South Korean won	—	397,951	—	397,951
British pounds	—	397,230	—	397,230
Norwegian kroner	—	230,887	—	230,887
Canadian dollars	—	178,836	—	178,836
U.S. dollars	—	5,617,608	—	5,617,608
Other currencies	—	1,128,311	—	1,128,311
Common stocks	—	—	7	7
Short-term securities	—	1,314,656	—	1,314,656
Total	$—	$14,415,940	$ 7	$14,415,947

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 1,592	$—	$ 1,592
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(28,614)	—	(28,614)
Total	$—	$(27,022)	$—	$(27,022)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 828,673
Gross unrealized depreciation on investment securities	(79,507)
Net unrealized appreciation on investment securities	749,166
Cost of investment securities for federal income tax purposes	13,666,781

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-031-0213O-S32823

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 28, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2013